Inventories	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventories
Note 7:	Inventories

	December 31,
	2025	2024

Raw materials	1,722	1,444
Finished goods*	2,371	1,248

	4,093	2,692

*Finished goods are net of a write-off of $432 and $216 as of December 31,2025 and 2024, respectively.